CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Allowance for accounts receivables | ¥	¥ 54,972	¥ 49,132
Allowance for contract assets | ¥	¥ 9,901	¥ 122
Class A
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	30,015,905	30,033,379
Ordinary shares, outstanding	30,015,905	30,003,379
Class B
Ordinary shares, authorized	900,000,000	900,000,000
Ordinary shares, issued	101,143,806	99,626,332
Ordinary shares, outstanding	101,143,806	96,995,110